Subsequent Events (Details)									3 Months Ended	10 Months Ended	12 Months Ended	21 Months Ended
	Dec. 06, 2019 USD ($)	Dec. 02, 2019 USD ($) Installment	Oct. 20, 2019	Oct. 17, 2019 shares	Jul. 25, 2019 USD ($) Vessel	Jun. 28, 2019 USD ($) shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 22, 2017 shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2017 $ / shares shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Nov. 22, 2019 Subsidiary	Oct. 14, 2019 USD ($)	Oct. 10, 2019 $ / shares	Oct. 09, 2019 $ / shares	Aug. 30, 2019 USD ($)
Common Shares [Member]
Subsequent Events [Abstract]
Issuance of common shares (in shares) | shares								2,400,000		2,400,000
Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Issuance of common shares (in shares) | shares								480,000
Cumulative dividend in arrears							$ 29,250		$ 2,668,770		$ 1,676,025
Preferred shares, liquidation preference (in dollars per share) | $ / shares							$ 25		$ 25	$ 25	$ 25
Subsequent Event [Member]
Subsequent Events [Abstract]
Gross proceeds from issuance of common shares						$ 2,625,590
Net proceeds from issuance of common shares						2,320,176
Number of wholly-owned subsidiaries owning vessels | Subsidiary													2
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Abstract]
Common stock that can be sold under ATM						$ 10,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Abstract]
Term common stock can be sold under ATM						12 months
Subsequent Event [Member] | Common Shares [Member]
Subsequent Events [Abstract]
Issuance of common shares (in shares) | shares				300,000		618,112
Subsequent Event [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Cumulative dividend in arrears												$ 4,300,000
Preferred shares, default dividend payment rate multiplier															1.30
Preferred shares, fixed default dividend payment rate multiplier															1.30
Preferred shares, redemption price (in dollars per share) | $ / shares																$ 25
Preferred shares redemption price in cash (in dollars per share) | $ / shares															$ 30
Preferred shares, redemption price in other than cash (in dollars per share) | $ / shares															25
Preferred shares, liquidation preference (in dollars per share) | $ / shares															$ 30	$ 25
Subsequent Event [Member] | $5 Million Term Loan Facility [Member] | Thalassa [Member]
Subsequent Events [Abstract]
Face amount																	$ 5,000,000
Interest rate																	6.00%
Maturity date					Mar. 03, 2021
Term of facility					18 months
Subsequent Event [Member] | $7.5 Million Bridge Loan [Member]
Subsequent Events [Abstract]
Face amount														$ 7,500,000
Maturity date			Dec. 31, 2019
Repayment of loan	$ 7,500,000
Subsequent Event [Member] | Alpha Bank Financing [Member]
Subsequent Events [Abstract]
Face amount		$ 11,000,000
Term of facility		5 years
Number of payment instalments | Installment		20
Frequency of periodic payment		quarterly
Subsequent Event [Member] | Alpha Bank Financing [Member] | LIBOR [Member]
Subsequent Events [Abstract]
Margin on variable rate		3.50%
Subsequent Event [Member] | M/V Magic Sun [Member]
Subsequent Events [Abstract]
Number of vessels acquired | Vessel					1
Purchase price of vessel					$ 6,700,000
Subsequent Event [Member] | M/V Magic Moon [Member]
Subsequent Events [Abstract]
Purchase price of vessel														$ 10,200,000